Nominal value and present value of accounts payable related to concession (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	R$ 903,959	R$ 731,864
Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	2,042,124
Nominal Value [Member] | Twenty Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	109,102
Nominal Value [Member] | Twenty Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	109,102
Nominal Value [Member] | Twenty Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	109,102
Nominal Value [Member] | Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	108,347
Nominal Value [Member] | After Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	1,606,471
Present Value [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	903,959
Present Value [Member] | Twenty Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	104,963
Present Value [Member] | Twenty Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	93,198
Present Value [Member] | Twenty Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	84,128
Present Value [Member] | Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	75,371
Present Value [Member] | After Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Accounts payable related to concession	R$ 546,299